Income taxes - Narrative (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax asset	$ 46,893,000	$ 38,371,000
Cash and cash equivalents	966,458,000	1,699,206,000
Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	258,244,000	225,002,000
Deferred tax asset is recognised from loss	179,329,000	162,693,000
Non-operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	421,218,000	469,097,000
Net deferred tax asset	5,070,000	4,810,000
Deferred tax asset is recognised from loss	20,295,000	20,534,000
Unrecognized losses	400,923,000	448,563,000
Expiring at various dates up to 2042 | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	110,918,000	82,548,000
Unrecognized losses	12,450,000	25,325,000
No expiry dates | Operating tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	147,326,000	142,454,000
Unrecognized losses	66,466,000	36,984,000
Foreign countries | Subsidiaries
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Cash and cash equivalents	907,577,702	1,420,634,000
Undistributed earnings from foreign subsidiaries for which deferred tax liabilities have not been recorded	$ 7,100,148,000	$ 6,290,351,000